Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Key Economic Variables or Assumptions (Detail)	12 Months Ended
Dec. 31, 2021
Base case [member] | Over 12 months and up to 24 months [member]
Disclosure of external credit grades [line items]
GDP growth	2.50%
Interest rates	44.55%
CPI	54.04%
Base case [member] | Later than two years and not later than three years [member]
Disclosure of external credit grades [line items]
GDP growth	3.00%
Interest rates	35.44%
CPI	38.01%
Base case [member] | Later than three years and not later than four years [member]
Disclosure of external credit grades [line items]
GDP growth	3.00%
Interest rates	35.44%
CPI	33.04%
Downside [member] | Over 12 months and up to 24 months [member]
Disclosure of external credit grades [line items]
GDP growth	(5.00%)
Interest rates	65.82%
CPI	66.84%
Downside [member] | Later than two years and not later than three years [member]
Disclosure of external credit grades [line items]
GDP growth	(0.50%)
Interest rates	58.22%
CPI	44.99%
Downside [member] | Later than three years and not later than four years [member]
Disclosure of external credit grades [line items]
GDP growth	0.00%
Interest rates	58.22%
CPI	40.00%
Favourable [Member] | Over 12 months and up to 24 months [member]
Disclosure of external credit grades [line items]
GDP growth	5.00%
Interest rates	34.93%
CPI	32.98%
Favourable [Member] | Later than two years and not later than three years [member]
Disclosure of external credit grades [line items]
GDP growth	5.00%
Interest rates	29.37%
CPI	26.02%
Favourable [Member] | Later than three years and not later than four years [member]
Disclosure of external credit grades [line items]
GDP growth	5.00%
Interest rates	29.37%
CPI	20.03%
Probability of default [member] | Base case [member]
Disclosure of external credit grades [line items]
GDP growth	50.00%
Interest rates	50.00%
CPI	50.00%
Probability of default [member] | Downside [member]
Disclosure of external credit grades [line items]
GDP growth	45.00%
Interest rates	45.00%
CPI	45.00%
Probability of default [member] | Favourable [Member]
Disclosure of external credit grades [line items]
GDP growth	5.00%
Interest rates	5.00%
CPI	5.00%